Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2017	Dec. 12, 2017	Apr. 30, 2017
Document Information [Line Items]
Entity Registrant Name	OPTICAL CABLE CORP
Entity Central Index Key	0001000230
Trading Symbol	occ
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		7,305,988
Entity Public Float			$ 13,802,066
Document Type	10-K
Document Period End Date	Oct. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false